Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

(16) Subsequent Events

Dividend

On February 8, 2013, the Company’s board of directors approved and declared a quarterly cash dividend of $0.45 per share on the Company’s issued and outstanding common shares, payable on March 5, 2013 to shareholders of record as of February 22, 2013.

Other Subsequent Events

See Note 12 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments” for other subsequent events.